Other losses, net - Summary of Detailed Information About Other Gains Losses Net Explanatory (Detail) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Disclosure Of Other Gains Losses Net [Abstract]
Credit loss allowances	¥ (1,416)	¥ (56)
Others	14	37
Total	¥ (1,402)	¥ (19)